Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,163,191,424.89
Previously Paid Amount	(0)
Total Fee Amount	298,736.74
Total Offset Amount	(0)
Net Fee	$ 298,736.74